Summary Of Significant Accounting Policies - Schedule of Redeemable Noncontrolling Interest Considered Level Three (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Accounting Policies [Abstract]
Balance at the beginning			$ 856,044	$ 849,945	$ 849,945
Net gain attributable to noncontrolling interest	1,100	(376)	3,473	(3,118)	6,099	(2,586)	(6,456)
Balance at the end	$ 859,517		$ 859,517		$ 856,044	$ 849,945	$ 856,044